UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Parvin Hedged Equity Solari World Fund

3M Company

Ticker Symbol	MMM	Cusip	604059105
Record Date	3/16/2021	Meeting Date	5/11/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director:Thomas K. Brown	For	Issuer	For	With
1B	Director:Pamela J. Craig	For	Issuer	For	With
1C	Director:Patricia A. Woertz	For	Issuer	For	With
1D	Director:Michael F. Roman	For	Issuer	For	With
1E	Director:Gregory R. Page	For	Issuer	For	With
1F	Director:Dambisa F. Moyo	For	Issuer	For	With
1G	Director:David B. Dillon	For	Issuer	For	With
1H	Director:Michael L. Eskew	For	Issuer	For	With
1I	Director:James R. Fitterling	For	Issuer	For	With
1J	Director:Herbert L. Henkel	For	Issuer	For	With
1K	Director:Muhtar Kent	For	Issuer	For	With
1L	Director:Amy E. Hood	For	Issuer	For	With

2	Ratify Accounting Firm	For	Issuer	For	With
PricewaterhouseCoopers

3	Approve Compensation of	For	Issuer	For	With
Executive Officers

4	Approve 2016 Amended	For	Issuer	For	With
Long-Term Incentive Plan

5	Setting CEO Compensation	Against	Shareholder	Against	With

6	Transition Company to a	Against	Shareholder	Against	With
Public Benefit Corporation

* Management Recommended Vote

Intel Corporation

Ticker Symbol	INTC	Cusip	458140100
Record Date	3/19/2021	Meeting Date	5/13/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director:Omar Ishrak	For	Issuer	For	With
1B	Director:James J. Goetz	For	Issuer	For	With
1C	Director:Alyssa Henry	For	Issuer	For	With
1D	Director:Riso Lavizzo-Mourey	For	Issuer	For	With
1E	Director:Tsu-Jae King Liu	For	Issuer	For	With
1F	Director:Gregory D. Smith	For	Issuer	For	With
1G	Director:Dion J. Weisler	For	Issuer	For	With
1H	Director:Frank D. Yeary	For	Issuer	For	With
1I	Director:Patrick P. Gelsinger	For	Issuer	For	With

2	Ratify Accounting Firm	For	Issuer	For	With
Ernst & Young

3	Approve Compensation of	For	Issuer	For	With
Executive Officers

4	Allow Stockholders to Act	Against	Shareholder	Against	With
by Written Consent

5	Report on Median Pay Gap	Against	Shareholder	Against	With
Across Race and Gender

6	Report on Whether Written	Against	Shareholder	Against	With
Policies or Unwritten Norms
Reinforce Racism in
Company Culture

* Management Recommended Vote

Nutrien Ltd.

Ticker Symbol	NTR	Cusip	67077M108
Record Date	3/29/2021	Meeting Date	5/17/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director:Christopher M. Burley	For	Issuer	For	With
1B	Director:Maura J. Clark	For	Issuer	For	With
1C	Director:Russell K. Girling	For	Issuer	For	With
1D	Director:Miranda C. Hubbs	For	Issuer	For	With
1E	Director:Raj S. Kushwaha	For	Issuer	For	With
1F	Director:Alice D. Laberge	For	Issuer	For	With
1G	Director:Consuelo E. Madere	For	Issuer	For	With
1H	Director:Chuck Magro	For	Issuer	For	With
1I	Director:Keith G. Martell	For	Issuer	For	With
1J	Director:Aaron W. Regent	For	Issuer	For	With
1K	Director:Mayo M. Schmidt	For	Issuer	For	With
1L	Director:Nelson Luiz Costa Silva	For	Issuer	For	With

2	Re-Appointment of Auditor	For	Issuer	For	With
KPMG

3	Advisory Vote on Approach to	For	Issuer	For	With
Executive Compensation

* Management Recommended Vote

eBay Inc.

Ticker Symbol	EBAY	Cusip	278642103
Record Date	4/19/2021	Meeting Date	6/15/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1A	Director:Anthony J. Bates	For	Issuer	For	With
1B	Director:Adriane M. Brown	For	Issuer	For	With
1C	Director:Dianna Farrell	For	Issuer	For	With
1D	Director:Logan D. Green	For	Issuer	For	With
1E	Director:Bonnie S. Hammer	For	Issuer	For	With
1F	Director:E. Carol Hayles	For	Issuer	For	With
1G	Director:Jamie Iannone	For	Issuer	For	With
1H	Director:Kathleen C. Mitic	For	Issuer	For	With
1I	Director:Matthew J. Murphy	For	Issuer	For	With
1J	Director:Paul S. Pressler	For	Issuer	For	With
1K	Director:Mohak Schroff	For	Issuer	For	With
1L	Director:Robert H. Swan	For	Issuer	For	With
1M	Director:Perry M. Traquina	For	Issuer	For	With

2	Ratify Independent Auditor	For	Issuer	For	With
PricewaterhouseCoopers

3	Advisory Vote to Approve	For	Issuer	For	With
Executive Compensation

4	Improve Executive	Against	Shareholder	Against	With
Compensation Program

5	Right to Act by Written Consent	Against	Shareholder	Against	With

* Management Recommended Vote

Mobile Telesystems PJSC

Ticker Symbol	MBT	Cusip	607409109
Record Date	6/1/2021	Meeting Date	6/23/2021

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt

1	Approve: Annual Report, Financial Statements,	For	Issuer	For	With
Profit and Loss Statement, Dividend Payment

2A	Director:Felix Evtushenkov	For	Issuer	For	With
2B	Director:Artyom Zassoursky	For	Issuer	For	With
2C	Director:Vyacheslav Nikolaev	For	Issuer	For	With
2D	Director:Regina Dagmar Benedicta von Flemming	For	Issuer	For	With
2E	Director:Shaygan Kheradpir	For	Issuer	For	With
2F	Director:Thomas Holtrop	For	Issuer	For	With
2G	Director:Nadia Shouraboura	For	Issuer	For	With
2H	Director:Konstantin Ernst	For	Issuer	For	With
2I	Director:Valentin Yumashev	For	Issuer	For	With

3	Auditing Comission Members:
	Irina Borisenkova	For	Issuer	For	With
	Evgeniy Madorskiy	For	Issuer	For	With
	Natalia Mikheeva	For	Issuer	For	With

4	Approve Independent Auditor	For	Issuer	For	With
Deloitte & Touche

5	Approval of Charter, as revised	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 31, 2021

*Print the name and title of each signing officer under his or her signature.